Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions								1 Months Ended								3 Months Ended	8 Months Ended	12 Months Ended
	Aug. 09, 2024 EUR (€) € / shares	May 17, 2021 € / shares	May 12, 2021 € / shares	Feb. 13, 2020 $ / shares	Aug. 19, 2019	Nov. 15, 2018 € / shares	Aug. 18, 2017 USD ($) $ / shares	Dec. 31, 2024 EUR (€) shares € / shares	May 31, 2024 € / shares	May 31, 2023 € / shares	May 31, 2022 EUR (€) € / shares	May 31, 2021 EUR (€)	Feb. 29, 2020 € / shares	Sep. 30, 2019	Apr. 03, 2019 € / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments																		€ (154.5)		€ (766.2)	€ (51.8)
Cash outflow to tax authority																		9.9
Liabilities from share-based payment arrangements								€ 26.6								€ 26.6	€ 26.6	€ 26.6		€ 29.0
Option term																		4 years	4 years
Exercise price (in euros per share) | € / shares		€ 179.83	€ 178.29								€ 146.40		€ 28.32
Weighted average share price (in euros per share) | € / shares																		€ 83.45		€ 96.49
Expense recognized for employee services received																		€ 100.9		€ 51.4	€ 108.0
LTI Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																				4 years	4 years	4 years
BioNTech 2024 North America Employee Participation Plan - RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																		4 years	4 years
Granted (in shares)								47,115	356,757
Granted (in euros per share) | € / shares								€ 93.00	€ 93.00
Forfeited (in shares)																	24,284
Shares outstanding (in shares)								379,588								379,588	379,588	379,588
Vesting percentage																		25.00%	25.00%
BioNTech 2024 North America Employee Participation Plan - PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									34,481
Granted (in euros per share) | € / shares									€ 93.00
Forfeited (in shares)																	2,915
Shares outstanding (in shares)								31,566								31,566	31,566	31,566
InstaDeep RSU Program Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																		4 years	4 years
Granted (in shares)									160,997
Granted (in euros per share) | € / shares									€ 92.08
Shares outstanding (in shares)								120,748								120,748	120,748	120,748
Vesting percentage																		25.00%	25.00%
Target incentive amount								€ 15.0								€ 15.0	€ 15.0	€ 15.0
Number of option rights vested (in shares)																40,249
Expense recognized for employee services received																€ 2.1
BioNTech 2020 Restricted Stock Unit Plan For North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																						4 years
Vesting percentage																						25.00%
Cash outflow for share based payment exercise																		13.9		€ 10.0	€ 9.4
Liabilities from share-based payment arrangements								11.2								11.2	11.2	11.2		14.4
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements								2.8								2.8	2.8	€ 2.8		€ 2.1
Awards paid at end of month settled																		50.00%	50.00%
Awards paid one year after reaching target																		50.00%	50.00%
Option rights vesting period (in years)																		4 years	4 years
Option rights exercisable period (in years)														10 years				4 years	4 years
Percentage of exercise price increase (as a percent)																		7.00%	7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering																		€ 8,500.0
Percentage of target share price applicable for prior twelve month period (as a percent)																		107.00%	107.00%
Reclassification for share-based payment arrangement											€ 3.3	€ 1.1
Price of ADS as a percentage of exercise price, maximum (as a percent)													800.00%
Maximum economic benefits of options exercised | $																			$ 246.24
Exercise price (in euros per share) | (per share)				$ 30.78						€ 104.86
Options outstanding, weighted-average expected life (in years)																				4 years 1 month 6 days
Liability related to the phantom option awards								5.1								5.1	5.1	€ 5.1		€ 3.6
Management Board Grant | Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment								20.0								20.0	20.0	20.0
Management Board Grant | All Other Members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment								€ 10.0								€ 10.0	€ 10.0	€ 10.0
Chief Executive Officer Grant | Ordinary shares | Employee Stock Ownership Plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option rights vested (in shares) | shares																					4,374,963
Exercise price in translation for IPO (in dollar per share and euro per share) | € / shares	€ 13.74
Weighted average share price (in euros per share) | € / shares	€ 73.68
Intrinsic value of exercised options	€ 259.5
Applicable wage taxes and social security contributions resulting from and withheld upon exercise	€ 123.2
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase (as a percent)					7.00%		8.00%
Price of ADS as a percentage of exercise price, maximum (as a percent)							800.00%
Maximum economic benefits of options exercised | $							$ 240.00
Exercise price (in euros per share) | € / shares						€ 10.14									€ 15.03
Effective exercise price maximum (in dollars per share) | $ / shares							$ 30.00
Minimum strike price (as a percent)					28.00%		32.00%
Cash-settled option rights, exercised (in shares) | shares																		7,725	7,725	39,785
Share options outstanding (in shares) | shares								10,074								10,074	10,074	10,074		17,799	57,584
Employee Stock Ownership Plan | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							4 years
Option rights exercisable period (in years)							4 years
Cash-Settled Share-Based Payment Arrangement | Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements								€ 5.0								€ 5.0	€ 5.0	€ 5.0		€ 8.5
Weighted average share price (in euros per share) | € / shares																		€ 92.70
Exercise price of phantom options granted (in euro per share) | € / shares																				€ 10.14
Cash-settled option rights, exercised (in shares) | shares																		50,748	50,748
Cash outflow																		€ 3.8
Share options outstanding (in shares) | shares								58,903								58,903	58,903	58,903